CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
22.	CONCENTRATIONS

Sales Concentrations

In 2011, 66% of our revenue was received from four customers. In 2010, 77% of our revenue was received from four customers.

Geographic Concentrations

We sell to customers located in the United States of America and in international market. Revenues to customers outside the United States represent 39% and 33% of net revenues for the years ended December 31, 2011 and 2010, respectively.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were $6,093,000 and $6,653,000 as of December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2010, two customers combined represented 48% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. These accounts receivable were collected in full in the first quarter of 2011. As of December 31, 2011, four customers combined represented 50% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable. All but $112,000 of these accounts receivable were collected in full in the first quarter of 2012.

We maintain cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. We have not experienced any losses in such accounts and believe we are not exposed to significant credit risk.